Exchange differences (net) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange differences (net) [Abstract]
Revenue with Exchange variations	R$ 24,008,382	R$ 16,634,809	R$ 52,013,425
Expenses with Exchange Variations	(23,403,326)	(12,059,995)	(41,929,005)
Total	R$ 605,056	R$ 4,574,814	R$ 10,084,420